DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS
NOTE 9:-	DERIVATIVE INSTRUMENTS

The Company enters into foreign currency forward and option contracts with financial institutions to protect against the exposure to changes in exchange rates of several foreign currencies that are associated with forecasted cash flows and existing assets and liabilities. The Company accounts for its derivative instruments as either assets or liabilities and carries them at fair value. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation.

The fair value of derivative contracts in the consolidated balance sheets at December 31, 2019 and December 31, 2018 were as follows:

	Other accounts receivable and prepaid expenses	Other accounts payable and accrued expenses
	December 31, 2019
Derivatives designated as hedging instruments
Currency forward contracts	$318	$-
Derivatives not designated as hedging instruments
Currency forward and option contracts	$55	$112

Total derivatives	$373	$112

	Other accounts receivable and prepaid expenses	Other accounts payable and accrued expenses
	December 31, 2018
Derivatives designated as hedging instruments
Currency forward contracts	$3	$587
Derivatives not designated as hedging instruments
Currency forward and option contracts	$2	$446

Total derivatives	$5	$1,033

The maximum length of time over which the Company is hedging its exposure to the variability in future cash flows for forecasted transactions is up to 12 months.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains or losses from contracts that were not designated as hedging instruments are recognized in "financial expenses and others, net".

The effect of derivative contracts on the consolidated statements of operations for the year ended December 31, 2019 and 2018 was as follows:

	Year ended December 31,
	2018	2019

Operating income (expenses)	$(1,373)	$895

Financial income (expenses)	$1,172	$(207)